Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements
Schedule of fair values of the assets and liabilities

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

	Balance at June 30, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$108,411	$108,411	$—	$—

	$108,411	$108,411	$—	$—